Inventories and Theatrical Film and Television Production Costs (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories and Theatrical Film and Television Production Costs [Table Text Block]

2018
Inventories:
Programming costs, less amortization[1]	$4,097
Other inventory, primarily DVD and Blu-ray Discs	146
Total inventories	4,243
Less: current portion of inventory	(2,420)
Total noncurrent inventories	1,823

Theatrical film production costs:[2]
Released, less amortization	451
Completed and not released	435
In production	866
Development and pre-production	159

Television production costs:[2]
Released, less amortization	965
Completed and not released	1,087
In production	1,898
Development and pre-production	29
Total theatrical film and television production costs	5,890
Total noncurrent inventories and theatrical film and television production costs	$7,713
[1]	Includes the costs of certain programming rights, primarily sports, for which payments have been made prior to the related rights being received.
[2]	Does not include $7,826 of acquired film and television library intangible assets as of December 31, 2018, which are included in
"Other Intangible Assets - Net" on our consolidated balance sheet.